Net revenues - Schedule of revenue by geographical area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Net revenues	€ 156,878	€ 189,544	€ 179,592
North America
Disclosure of geographical areas [line items]
Net revenues	65,309	88,466	87,283
France
Disclosure of geographical areas [line items]
Net revenues	16,363	18,079	16,365
Brazil
Disclosure of geographical areas [line items]
Net revenues	13,577	13,742	11,363
Italy
Disclosure of geographical areas [line items]
Net revenues	11,166	11,790	10,840
Germany
Disclosure of geographical areas [line items]
Net revenues	8,371	10,467	9,046
United Kingdom
Disclosure of geographical areas [line items]
Net revenues	8,108	8,380	7,348
Turkey
Disclosure of geographical areas [line items]
Net revenues	5,969	6,187	3,110
Spain
Disclosure of geographical areas [line items]
Net revenues	4,286	5,147	5,307
Belgium
Disclosure of geographical areas [line items]
Net revenues	2,115	2,533	2,552
Netherlands
Disclosure of geographical areas [line items]
Net revenues	1,513	1,577	1,376
Argentina
Disclosure of geographical areas [line items]
Net revenues	1,413	1,524	2,735
Portugal
Disclosure of geographical areas [line items]
Net revenues	1,252	1,335	1,138
Algeria
Disclosure of geographical areas [line items]
Net revenues	1,245	1,079	277
Poland
Disclosure of geographical areas [line items]
Net revenues	1,166	1,204	1,230
Austria
Disclosure of geographical areas [line items]
Net revenues	1,062	812	801
Japan
Disclosure of geographical areas [line items]
Net revenues	894	1,377	1,152
Switzerland
Disclosure of geographical areas [line items]
Net revenues	670	930	763
China
Disclosure of geographical areas [line items]
Net revenues	638	1,141	1,811
Other countries
Disclosure of geographical areas [line items]
Net revenues	€ 11,761	€ 13,774	€ 15,095